Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets [Abstract]
State of incorporation	Delaware
Date of incorporation	Oct. 20, 1988
Trading symbol	MBVX
Net loss	$ (17,660,483)	$ (18,105,315)
Net cash used for operating activities	(12,363,411)
Net cash used by investing activities	(563,196)
Cash and cash equivalents	3,979,290	4,084,085	$ 1,477,143
Accumulated deficit	$ (78,262,261)	$ (60,601,778)